UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Tax-Advantaged Dividend Income Fund

9.30.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 77.63%		$972,359,532
(Cost $887,303,987)

Diversified Banks 6.96%		87,166,632

Bank of America Corp.	730,000	30,733,000
Comerica, Inc.	296,000	17,434,400
U.S. Bancorp.	727,900	20,439,432
Wachovia Corp.	230,000	10,945,700
Wells Fargo & Co.	130,000	7,614,100

Electric Utilities 12.80%		160,401,873

American Electric Power Co., Inc.	335,500	13,319,350
Black Hills Corp.	454,000	19,689,980
Cinergy Corp.	539,100	23,941,431
Empire District Electric Co. (The)	428,400	9,797,508
Great Plains Energy, Inc.	67,000	2,003,970
Pinnacle West Capital Corp.	230,000	10,138,400
Progress Energy, Inc.	569,600	25,489,600
Scottish Power Plc, American Depositary
Receipt (United Kingdom)	610,000	24,546,400
Southern Co. (The)	593,400	21,219,984
Westar Energy, Inc.	425,000	10,255,250

Gas Utilities 9.23%		115,553,254

Atmos Energy Corp.	756,200	21,362,650
National Fuel Gas Co.	466,000	15,937,200
Northwest Natural Gas Co.	325,000	12,096,500
ONEOK, Inc.	821,100	27,933,822
Peoples Energy Corp.	585,200	23,045,176
Piedmont Natural Gas Co., Inc.	117,300	2,952,441
WGL Holdings, Inc.	380,500	12,225,465

Integrated Oil & Gas 0.74%		9,321,120

ChevronTexaco Corp.	144,000	9,321,120

Integrated Telecommunication Services 2.01%		25,182,044

SBC Communications, Inc.	670,000	16,059,900
Verizon Communications, Inc.	279,050	9,122,144

Multi-Utilities & Unregulated Power 28.56%		357,712,725

Alliant Energy Corp.	50,000	1,456,500
Ameren Corp.	561,100	30,013,239
CH Energy Group, Inc.	373,600	17,738,528
Consolidated Edison, Inc.	525,100	25,493,605
Dominion Resources, Inc.	385,000	33,163,900
DTE Energy Co.	584,914	26,824,156
Duke Energy Corp.	533,400	15,559,278
Energy East Corp.	551,000	13,879,690

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

KeySpan Corp.		690,647	25,401,997
NiSource, Inc.		642,700	15,585,475
NSTAR		1,086,000	31,407,120
OGE Energy Corp.		884,800	24,862,880
Public Service Enterprise Group, Inc.		454,700	29,264,492
SCANA Corp.		257,500	10,876,800
TECO Energy, Inc.		40,000	720,800
Vectren Corp.		689,900	19,558,665
WPS Resources Corp.		343,000	19,825,400
Xcel Energy, Inc.		820,000	16,080,200

Other Diversified Financial Services 1.45%			18,141,574

Citigroup, Inc.		187,000	8,512,240
JPMorgan Chase & Co.		283,800	9,629,334

Regional Banks 14.08%			176,358,050

AmSouth Bancorp.		775,000	19,576,500
BB&T Corp.		495,000	19,329,750
Colonial BancGroup, Inc. (The)		275,000	6,160,000
F.N.B. Corp.		190,000	3,283,200
First Horizon National Corp.		315,000	11,450,250
FirstMerit Corp.		365,000	9,778,350
Hudson United Bancorp.		195,000	8,254,350
KeyCorp		749,000	24,155,250
National City Corp.		505,000	16,887,200
PNC Financial Services Group, Inc.		370,000	21,467,400
Regions Financial Corp.		795,000	24,740,400
Susquehanna Bancshares, Inc.		275,000	6,611,000
Whitney Holding Corp.		172,500	4,664,400

Thrifts & Mortgage Finance 1.80%			22,522,260

People's Bank		225,000	6,520,500
Washington Mutual, Inc.		408,000	16,001,760

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 21.80%			$273,126,957
(Cost $275,016,309)

Consumer Finance 0.41%			5,105,140

HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B	BBB+	150,000	3,793,500
SLM Corp., 6.97%, Ser A	BBB+	24,200	1,311,640

Diversified Banks 2.25%			28,137,770

Abbey National Plc, 7.375%, Depositary
Shares, Ser B (United Kingdom)	A-	93,100	2,485,770
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	1,060,000	25,652,000

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Electric Utilities 7.23%			90,614,800

Alabama Power Co., 5.20%	BBB+	276,700	6,917,500
Alabama Power Co., 5.30% (Class A)	BBB+	213,000	5,169,510
Carolina Power & Light Co., $5.44	BB+	111,493	10,675,455
Connecticut Light & Power Co., $3.24, Ser 68G	BB+	20,686	1,076,965
Connecticut Light & Power Co., 5.28%, Ser 1967	BB+	18,294	848,957
Connecticut Light & Power Co., 6.56%, Ser 1968	BB+	7,224	377,002
Duquesne Light Co., 6.50%	BB+	227,000	11,747,250
Entergy Arkansas, Inc., $1.96	BB+	150,466	3,771,054
Entergy Arkansas, Inc., 4.56%	BB+	9,388	739,599
Entergy Arkansas, Inc., 4.56%, Ser 1965	BB+	9,818	780,225
Entergy Arkansas, Inc., $6.08	Ba1	11,057	1,061,472
Entergy Gulf States, Inc., $7.56	BB+	28,422	2,785,356
Entergy Louisiana, Inc., 5.16%	Ba1	12,982	1,085,620
Entergy Mississippi, Inc., 4.92%	Ba2	8,190	685,401
Entergy Mississippi, Inc., 6.25%	BB+	197,500	4,949,844
FPL Group Capital Trust I, 5.875%	BBB+	318,200	7,907,270
Interstate Power & Light Co., 7.10%, Ser C	BBB-	20,600	560,707
Interstate Power & Light Co., 8.375%, Ser B	BBB-	233,000	7,956,950
Monongahela Power Co., $7.73, Ser L	B	33,143	3,347,443
Northern Indiana Public Service Co., 4.50%	BB+	28,863	2,429,003
Northern Indiana Public Service Co., 4.88% (G)	BB+	7,971	727,603
Ohio Edison Co., 4.56%	BB+	15,325	1,271,975
Southern California Edison Co., 6.125%	BBB-	30,000	3,009,375
Union Electric Co., $4.50	BBB-	10,370	837,377
Wisconsin Power & Light Co., 4.50%	BBB	4,600	404,800
Xcel Energy, Inc., $4.08, Ser B	BB+	66,070	5,186,495
Xcel Energy, Inc., $4.56, Ser G	BB+	53,700	4,304,592

Gas Utilities 0.89%			11,121,836

Southern Union Co., 7.55%	BB+	417,800	11,121,836

Investment Banking & Brokerage 2.93%			36,666,769

Bear Stearns Cos., Inc. (The), 5.49%,
Depositary Shares, Ser G	BBB	251,800	12,615,180
Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E	BBB	64,900	3,309,900
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	BBB+	56,000	2,867,200
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	BBB+	256,260	12,787,374
Lehman Brothers Holdings, Inc., 6.50%,
Depositary Shares, Ser F	BBB+	193,500	5,087,115

Multi-Line Insurance 1.85%			23,207,797

ING Groep N.V., 6.20% (Netherlands)	A	109,100	2,746,047
ING Groep N.V., 7.05% (Netherlands)	A	100,000	2,590,000
MetLife, Inc., 6.50%, Ser B	BBB	705,000	17,871,750

Multi-Utilities & Unregulated Power 0.80%			10,087,551

Avista Corp., $6.95, Ser K	BB-	38,009	3,933,931
Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	23,002	2,110,434

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Public Service Electric & Gas Co., 5.28%,
Ser E			BB+	21,930	2,017,560
South Carolina Electric & Gas Co., 6.52%			Baa1	20,000	2,025,626

Oil & Gas Exploration & Production 2.78%					34,834,082

Anadarko Petroleum Corp., 5.46%, Depositary
Shares, Ser B			BBB-	50,000	4,878,125
Apache Corp., 5.68%, Depositary Shares, Ser B			BBB	50,000	5,104,690
Devon Energy Corp., 6.49%, Ser A			BB+	150,000	15,426,570
Nexen, Inc., 7.35% (Canada)			BB+	359,584	9,424,697

Other Diversified Financial Services 2.30%					28,837,892

ABN AMRO Capital Funding Trust V, 5.90%			A	140,000	3,421,600
ABN AMRO Capital Funding Trust VII, 6.08%			A	950,000	23,683,500
General Electric Capital Corp., 6.10%			AAA	20,200	514,292
JPMorgan Chase Capital XI, 5.875%, Ser K			A-	50,000	1,218,500

Reinsurance 0.20%					2,514,400

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB+	112,000	2,514,400

Thrifts & Mortgage Finance 0.16%					1,998,920

Fannie Mae, 5.125%, Ser L			AA-	47,200	1,998,920

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Short-term investments 0.57%					$7,100,000
(Cost $7,098,746)

Government U.S. Agency 0.57%					7,100,000

Federal Home Loan Bank,
Disc Note	3.180	10-03-05	AAA	7,100	7,100,000

Total investments	100.00%				$1,252,586,489

John Hancock
Tax-Advantaged Dividend Income Fund
Financial futures contracts
September 30, 2005 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Appreciation

U.S. 10-Year Treasury Note	300	Short	Dec 05	$220,008

Financial futures contracts

John Hancock Tax-Advantaged Dividend Income Fund Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(G)	Security rated internally by John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $1,169,419,042. Gross unrealized appreciation and depreciation of investments aggregated $105,012,914 and $21,845,467, respectively, resulting in net unrealized appreciation of $83,167,447.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: HTD

How to contact us

Internet www.jhfunds.com

Mail
Regular mail:
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone

Customer service representatives	**1-800-852-0218**
Portfolio commentary	**1-800-344-7054**
24-hour automated information	**1-800-843-0090**
TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q3 9/05
11/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: November 28, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen

Executive Vice President and Chief Financial Officer

Date: November 28, 2005